Reserves - Additional Information (Detail) - AUD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Share based payment reserve for Employee Share Option plan	$ 0.7	$ 0.5
Share based payment reserve for Employee Share Option plan Expired	$ 1.0	$ 0.7